Financial risk management	12 Months Ended
Dec. 31, 2019
Financial Risks Management [Abstract]
Financial risk management

3. Financial risk management

3.1 Financial risk factors

The Group’s activities expose it to a variety of financial risks such as foreign exchange risk, credit risk, interest rate risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Financial risk management is carried out by the Group`s finance department subject to and pursuing policies approved by the Board of Directors.

Foreign exchange risk

The Group operates internationally and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the Swiss franc (CHF), Euro (EUR) and British Pound (GBP). Foreign exchange risk arises from future commercial transactions (e.g. costs for clinical services) and recognized assets and liabilities. Management has set up a policy to manage the foreign exchange risk against their functional currency. To manage its foreign exchange risk arising from future commercial transactions and recognized assets and liabilities, the Group’s finance department maintains foreign currency cash balances to cover anticipated future requirements.

The sensitivity of profit or loss to changes in the exchange rates in the reported periods are as follows:

EUR positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2019	+5%	1,248	1,248
	-5%	(1,248)	(1,248)
2018	+5%	770	770
	-5%	(770)	(770)
GBP positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2019	+5%	139	139
	-5%	(139)	(139)
2018	+5%	110	110
	-5%	(110)	(110)
CHF positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2019	+5%	884	884
	-5%	(884)	(884)
2018	+5%	607	607
	-5%	(607)	(607)

Credit risk

Cash and cash equivalents are deposited with top tier banks and institutions with a short-term rating of “A-1” or “P-1” with Standard & Poor’s and Moody’s, respectively.

The maximum credit risk exposure the Group faces in connection with its financial assets, being cash and cash equivalents and other receivables, is the carrying amounts of these balances as shown in the consolidated balance sheet.

Interest rate risk

Interest rate risks arise from changes in interest rates that may have a negative impact on the Group’s financial position and results. Fluctuations in interest rates lead to changes in interest expense on floating-rate liabilities and thus affect the financial result. The financial liabilities subject to interest rate risk are exclusively floating-rate debt instruments denominated in USD, carried at amortized cost. The Group does not hold hedging instruments to manage the interest rate risk.

The below table shows sensitivity to changes in market interest rates for the Group’s debt instruments.

	Impact on loss before taxes
in USD ‘000	2019	2018
Interest rates - increase by 100 basis points	(47)	—
Interest rates - decrease by 100 basis points	—	—

3.2 Capital and liquidity management

The Group’s principal source of liquidity is the cash reserves which are obtained through the issuance of new shares and debt instruments. The Group’s policy is to invest these funds in low risk investments including interest bearing deposits. The ability of the Group to maintain adequate cash reserves to sustain its activities in the medium term is subject to risk as it is highly dependent on the Group’s ability to raise further funds from the sale of new shares.

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to ensure the financing of successful research and development activities so that future profits can be generated and to maintain sufficient financial resources to mitigate against risks and unforeseen events.

The Group is also subject to capital maintenance requirements under Swiss law. To ensure that statutory capital requirements are met, the Group monitors capital periodically.

A reconciliation of the net debt position is shown in the table below.

(in USD ’000)	Borrowings	Lease liabilities	Total liabilities from financing activities	Cash and cash equivalents	Total
Net debt as at January 1, 2018	—	—	—	110,841	110,841
Cash flows	—	—	—	27,440	27,440
Foreign exchange adjustments	—	—	—	359	359
Net debt as at December 31, 2018	—	—	—	138,640	138,640
Recognized on adoption of IFRS 16	—	(2,707)	(2,707)	—	(2,707)
	—	(2,707)	(2,707)	138,640	135,933
Cash flows	(24,736)	690	(24,047)	(69,030)	(93,077)
Interest expense	(368)	(119)	(486)	—	(486)
Foreign exchange adjustments	—	(23)	(23)	(240)	(263)
Net debt as at December 31, 2019	(25,104)	(2,159)	(27,263)	69,370	42,107

In addition, the maturity profile of the Group’s financial liabilities is presented in the table below.

(in USD ’000)	Carrying amount	Total undiscounted cash flows	up to 1 year	1 to 5 years	Maturities more than 5 years
Trade and other payables	(7,873)	(7,873)	(7,873)	—	—
Borrowings	(25,104)	(34,852)	(2,206)	(32,646)	—
Lease liabilities	(2,159)	(2,336)	(709)	(1,627)	—
Total as at December 31, 2019	(35,136)	(45,061)	(10,788)	(34,273)	—

As at December 31, 2018, all financial liabilities had a contract maturity within one year.

3.3 Fair value estimation and financial instruments

The carrying value less impairment provision of receivables and payables approximate their fair values due to their short-term nature.

All financial assets and liabilities, respectively, are held at their amortized cost.

The Group’s financial assets consist of cash and cash equivalents and other receivables which are classified as financial assets at amortized cost according to IFRS 9. The Group’s financial liabilities consist of debt instruments, other payables and accruals which are classified as liabilities at amortized cost according to IFRS 9.